STATUTORY RESERVES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net income transfer, rate			10.00%		10.00%
Capital reserve, rate			50.00%		50.00%
Statutory reserve fund	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Net income transfer, rate			5.00%		5.00%
Capital reserve, rate			25.00%		25.00%
Maximum [Member]
Net income transfer, rate			10.00%		10.00%